Subsequent Events (Details) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Thousands	Jul. 28, 2025	Jul. 31, 2025
Subsequent Events [Line Items]
Warrants outstanding	375,000,000
Warrant purchase		5,000
Cash placement fee (in Dollars)	$ 760
Warrant percentage	7.00%
Pre-Funded Warrants [Member]
Subsequent Events [Line Items]
Warrants outstanding	7,083,333
Warrant purchase	2,124,999,900
Warrants represented	7,083,333
Common Warrants and Pre-Funded Warrants [Member]
Subsequent Events [Line Items]
Exercise price per share (in Dollars per share)	$ 0.002
Common Warrants [Member]
Subsequent Events [Line Items]
Exercise price per share (in Dollars per share)	0.002
Pre-Funded Warrants and Common Warrants [Member]
Subsequent Events [Line Items]
Exercise price per share (in Dollars per share)	$ 0.599
IPO [Member]
Subsequent Events [Line Items]
Gross proceeds (in Dollars)	$ 5,000
Net of issuance cost (in Dollars)	$ 4,200
Warrants outstanding	1,250,000
ADS [Member]
Subsequent Events [Line Items]
Warrant purchase	583,333
Exercise price per share (in Dollars per share)	$ 0.75
ADS [Member] | Pre-Funded Warrants [Member]
Subsequent Events [Line Items]
Exercise price per share (in Dollars per share)	0.6
Price per share (in Dollars per share)	0.001
ADS [Member] | Common Warrants [Member]
Subsequent Events [Line Items]
Exercise price per share (in Dollars per share)	$ 0.6
Common Stock [Member]
Subsequent Events [Line Items]
Warrants outstanding	16,666,666
Warrant purchase	4,999,999,800
Warrants represented	174,999,993
Exercise price per share (in Dollars per share)	$ 0.003
Common Stock [Member] | Common Warrants and Pre-Funded Warrants [Member]
Subsequent Events [Line Items]
Warrants represented	16,666,666